Leases - Lease liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Lease Liabilities [Line Items]
Current portion of lease liability	$ 83,605	$ 97,732
Long Term Lease liability	146,905	206,832
Lease Liabilities	230,510	304,564
Aircraft [member]
Disclosure Of Lease Liabilities [Line Items]
Current portion of lease liability	77,777	91,246
Long Term Lease liability	125,216	179,031
Real Estate [Member]
Disclosure Of Lease Liabilities [Line Items]
Current portion of lease liability	5,828	6,486
Long Term Lease liability	$ 21,689	$ 27,801